Right-of-Use Assets and Finance Lease Liabilities	6 Months Ended
Jun. 30, 2025
Right-of Use Assets and Finance Lease Liabilities [Abstract]
Right-of Use Assets and Finance Lease Liabilities
6.	Right-of-use assets and Finance Lease Liabilities:

Details of the Company’s right-of-use assets and finance lease liabilities are discussed in Note 6 of the consolidated financial statements for the year ended December 31, 2024, included in the Company’s 2024 Annual Report on Form 20-F filed with the SEC on April 10, 2025, and are supplemented by the below new activities within the period.

During the six-month periods ended June 30, 2025 and 2024, the amortization of the right-of-use assets amounted to $716 and $997 and is presented in the Company’s unaudited interim condensed consolidated statement of operations under “Depreciation and amortization”. Interest expense on the finance lease liabilities for the same period for 2025 and 2024 amounted to $453 and $867 (Note 14). As of June 30, 2025 and December 31,2024, the right-of-use amounted to $26,844 and $27,560 and is presented under “Right-of-use assets” in the accompanying condensed consolidated balance sheets.

The weighted average remaining lease term for the bareboat charters was 0.69 years as of June 30, 2025.

The weighted average incremental borrowing rate for the bareboat charters was 5.08% as of June 30, 2025.

The annual lease payments under the bareboat charter agreement are as follows:

Twelve-month periods ending June 30,	Amount
2026	18,564
Total undiscounted lease payments	18,564
Less: Discount based on incremental borrowing rate	(590)
Present value of finance lease liabilities	17,974

Finance lease liabilities, current	17,974
Finance lease liabilities, non-current	-
Present value of finance lease liabilities	17,974